Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Financial Instruments

The carrying amounts of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	As at December 31
	Carrying amounts			Fair values
	2023	2024	2024	2023	2024	2024
	RMB	RMB	US$	RMB	RMB	US$

Financial assets
Financial assets at FVTPL	1,951	1,141	156	1,951	1,141	156
Financial assets included in other non-current assets	3,000	2,439	334	2,758	2,311	317
Total	4,951	3,580	490	4,709	3,452	473
Financial liabilities
Non-current portion of long-term payables	18,299	-	-	18,299	-	-
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	1,166,267	868,642	119,003	1,155,556	859,707	117,779
Total	1,184,566	868,642	119,003	1,173,855	859,707	117,779

Schedule of Assets Measured at Fair Value

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB	RMB	RMB	RMB

Financial assets at FVTPL	1,951	-	-	1,951

As at December 31, 2024

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total	Total
	RMB	RMB	RMB	RMB	US$

Financial assets at FVTPL	1,141	-	-	1,141	156

Schedule of Fair Value Measurements Within Level 3

The movements in the fair value measurements within Level 3 during the reporting period are as follows:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$

Derivative financial instruments:
Carrying amount at January 1	2,822	-	-
Change in fair value during the year	(2,822)	-	-

At December 31	-	-	-